Leases (Details) - Schedule of Supplemental Balance Sheet Information Related to Operating Lease - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Supplemental Balance Sheet Information Related to Operating Lease [Abstract]
Right-of-use assets	$ 1,874	$ 3,019
Operating lease liabilities – current	1,257	1,266
Operating lease liabilities – non-current	683	1,789
Total operating lease liabilities	$ 1,940	$ 3,055